Segmented Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 43	$ 41	$ 52	$ 84	$ 205
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 1	$ 0	$ 1	$ 1	$ 1